Cost of sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of cost of sales [Line Items]
Depreciation and amortization		$ (213,722)	$ (192,647)	$ (232,583)
Third parties services		(12,954)	(10,754)	(59,612)
Other costs		15,028	24,107	26,739
Cost of sales		980,254	824,973	922,572
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure of cost of sales [Line Items]
Materials and supplies		556,022	496,918	364,234
Depreciation and amortization		456,467	472,997	244,477
Labor (a)	[1]	286,058	215,839	146,395
Energy		229,272	229,035	118,019
Third parties services		144,829	100,897	95,087
Change in work in process inventory		51,412	(3,789)	(118,327)
Management Fees		2,867	2,793	3,565
Change in finished goods inventory		2,060	(3,951)	467
Other costs		39,251	42,301	8,087
Cost of sales		$ 1,768,238	$ 1,553,040	$ 862,004

[1]	Labor includes an expense of US$86.4 million related to profit sharing for the year ended December 31, 2017 (US$36.8 million for the year ended December 31, 2016 and credit of US$1.6 million for the year ended December 31, 2015).